Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Revenues	$ 709,630	$ 3,871,812	$ 10,256,905
Revenues - related parties		1,240,708	2,170,838
Total Revenues	709,630	5,112,520	12,427,743
Cost of Revenues
Cost of revenues	242,944	1,653,028	3,348,681
Total cost of revenues	242,944	1,653,028	3,348,681
Gross profit	466,686	3,459,492	9,079,062
Operating expenses
Selling, general & administrative expenses	1,565,762	3,876,872	2,931,469
Research and development expenses	127,117	1,028,249	398,188
Bad debt expenses		923,217	35,000
Total operating expenses	1,692,879	5,828,338	3,364,657
(Loss) income from operations	(1,226,193)	(2,368,845)	5,714,405
Other income (expenses)
Other income	127,263	534,246	19,358
Other expense	(374,608)	(511,908)	(13,336)
Gain (loss) on equity method investment	33,684	(35,174)
Total other income	(213,661)	(12,837)	6,022
(Loss) income from continuing operations before provision of income taxes	(1,439,854)	(2,381,682)	5,720,427
Provision for income taxes expenses	(123,001)	595,421	(1,300,894)
Net (loss) income from continuing operation	(1,562,855)	(1,786,261)	4,419,533
Discontinued operation
Loss from discontinued operation, net of income tax		(11,698,538)	(519,642)
Gain from disposal		5,072,068
Loss from discontinued operation, net of income tax		(6,626,470)	(519,642)
Net (loss) income	(1,562,855)	(8,412,731)	3,899,891
Comprehensive loss
Net (loss) income	(1,562,855)	(8,412,731)	3,899,891
Other comprehensive income
Foreign currency translation adjustment	95,060	284,923	(29,664)
Total comprehensive loss	$ (1,467,795)	$ (8,127,808)	$ 3,870,227
(Loss) earnings per common share
Continuing operations - Basic and Diluted	$ (0.07)	$ (0.09)	$ 0.22
Discontinued operations - Basic and Diluted		(0.31)	(0.03)
Net (loss) earnings per common share - basic and diluted	$ (0.07)	$ (0.40)	$ 0.19
Weighted average Class A ordinary shares outstanding, basic and diluted	21,298,540	20,951,074	20,010,000